Accounts Receivable	12 Months Ended
Dec. 31, 2023
Receivables [Abstract]
Accounts Receivable	ACCOUNTS RECEIVABLE

As at December 31 (millions of dollars)	2023	2022
Accounts receivable - billed	405	357
Accounts receivable - unbilled	482	473
Accounts receivable, gross	887	830
Allowance for doubtful accounts	(57)	(63)
Accounts receivable, net	830	767
The following table shows the movements in the allowance for doubtful accounts for the year ended December 31, 2023 and the year ended December 31, 2022:

Year ended December 31 (millions of dollars)	2023	2022
Allowance for doubtful accounts – beginning	(63)	(56)
Write-offs	20	25
Additions to allowance for doubtful accounts	(14)	(32)
Allowance for doubtful accounts – ending	(57)	(63)